Statements of Operations (USD $)	3 Months Ended		12 Months Ended		24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Expenses
General and administrative expenses			$ 17	$ 12	$ 30,014
Income (loss) from Operation			(17)	(12)	(30,014)
Interests income (expenses)	2	4	9	12	25
Net income (loss)	$ 2	$ 4	$ (8)	$ 0	$ (29,989)
Net earning per share
Basic and diluted					$ (0.02)
Weighted Average Number of Common Shares
Basic and diluted	1,230,000	1,225,000	1,230,000	1,229,909	1,226,815